Leases Obligations - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases Obligations [Line Items]
Amortization Rights of Use Assets	$ 16,098	$ 12,467	$ 12,977
Lease agreements, average discount interest rate	9.38%	8.23%	7.95%
Interest on liability for lease	$ 5,391	$ 2,598	$ 2,582
Bottom of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	1 year
Top of Range [Member]
Disclosure Of Leases Obligations [Line Items]
Average lease term	3 years